Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary shares		Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive (loss) Income	Equity (Deficit) to Ordinary Shareholders	Non- controlling Interests	Total
Balance at Dec. 31, 2021		$ 15	[1]	$ 10,441,123	$ (11,676,884)	$ 36,112	$ (1,199,634)	$ (49,979)	$ (1,249,613)
Balance (in Shares) at Dec. 31, 2021	[1]	38,402,000
Issuance of ordinary shares through convertible notes conversion			[1]	2,920,800			2,920,800		2,920,800
Issuance of ordinary shares through convertible notes conversion (in Shares)	[1]	1,040,000
Issuance of ordinary shares through SAFE note conversion			[1]	750,000			750,000		750,000
Issuance of ordinary shares through SAFE note conversion (in Shares)	[1]	533,000
Issuance of ordinary shares under a subscription agreement			[1]	300,000			300,000		300,000
Issuance of ordinary shares under a subscription agreement (in Shares)	[1]	283,400
Issuance of ordinary shares to Webuy Global Ltd.’s shareholders		$ 1	[1]	(1)
Issuance of ordinary shares to Webuy Global Ltd.’s shareholders (in Shares)	[1]	3,484,000
Disposal of a subsidiary (Note 14)			[1]					46,063	46,063
Share-based compensation		$ 2	[1]	1,266,890			1,266,892		1,266,892
Share-based compensation (in Shares)	[1]	4,269,200
Net loss			[1]		(6,660,946)		(6,660,946)	(40,257)	(6,701,203)
Foreign currency translation			[1]			(111,753)	(111,753)	3,065	(108,688)
Balance at Dec. 31, 2022		$ 18	[1]	15,678,812	(18,337,830)	(75,641)	(2,734,641)	(41,108)	(2,775,749)
Balance (in Shares) at Dec. 31, 2022	[1]	48,011,600
Issuance of ordinary shares for the initial public offering (“IPO”)		$ 2	[1]	13,608,983			13,608,985		13,608,985
Issuance of ordinary shares for the initial public offering (“IPO”) (in Shares)	[1]	4,370,000
Net loss			[1]		(5,146,444)		(5,146,444)	(16,010)	(5,162,454)
Foreign currency translation			[1]			(17,513)	(17,513)	2,458	(15,055)
Balance at Dec. 31, 2023		$ 20	[1]	29,287,795	(23,484,274)	(93,154)	5,710,387	(54,660)	$ 5,655,727
Balance (in Shares) at Dec. 31, 2023		52,381,600	[1]						52,381,600	[2]
Issuance of ordinary shares through Equity Incentive Plan		$ 1	[1]	299,999			300,000		$ 300,000
Issuance of ordinary shares through Equity Incentive Plan (in Shares)	[1]	1,722,159
Issuance of ordinary shares through convertible notes conversion		$ 2	[1]	1,299,998			1,300,000		1,300,000
Issuance of ordinary shares through convertible notes conversion (in Shares)	[1]	5,209,844
Issuance of ordinary shares under a subscription agreement		$ 11	[1]	5,435,657			5,435,668		5,435,668
Issuance of ordinary shares under a subscription agreement (in Shares)	[1]	27,578,654
Share-based compensation		$ 1	[1]	629,999			630,000		630,000
Share-based compensation (in Shares)	[1]	4,200,000
Net loss			[1]		(6,616,671)		(6,616,671)	(158,748)	(6,775,419)
Foreign currency translation			[1]			364,606	364,606	(18,180)	346,426
Balance at Dec. 31, 2024		$ 35	[1]	$ 36,953,448	$ (30,100,945)	$ 271,452	$ 7,123,990	$ (231,588)	$ 6,892,402
Balance (in Shares) at Dec. 31, 2024		91,092,257	[1]						91,092,257

[1]	Giving retroactive effect to the share forward split on May 2, 2023.
[2]	Giving retroactive effect to the share forward split on May 2, 2023.